Financial assets and liabilities - Equity Price Exposures (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Net gains (losses) on change in fair value of derivatives	$ (43)	$ (23)	$ (42)	$ (113)
Equity price risk
Disclosure of detailed information about hedging instruments [line items]
Percentage of possible change in risk variable	5.00%		5.00%
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact in net earnings	$ 16		$ 16
Settlement of share-based compensation plans | Equity price risk
Disclosure of detailed information about hedging instruments [line items]
Net gains (losses) on change in fair value of derivatives	(43)	$ (23)	(42)	$ (113)
Forward contract | Settlement of share-based compensation plans | Equity price risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	$ 465		$ 465		$ 429